Note 8 - Accrued Expenses	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

8. Accrued Expenses

Accrued expenses consists of the following:

	December 31,
	2024	2023
	A$	A$
Legal, tax and accounting fees	571,642	443,833
Salary and related costs	495,363	663,978
Research and development costs	15,000	319,193
Patent fees	0	47,484
Inventory purchases	246,232	102,458
Sample collection site costs	0	148,741
Calibration costs	0	51,247
Public company costs	65,349	40,204
Freight	52,383	36,977
Royalties	22,596	35,775
Travel	0	32,329
Product design costs	0	22,420
Consultants	22,772	19,873
Warehouse expenses	26,572	17,554
Other	277,892	74,863
	1,795,801	2,056,929